CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 4,473,600	$ 4,294,475
Marketable investment securities (Note 4)	3,748,839	4,117,326
Trade accounts receivable - other, net of allowance for doubtful accounts of $20,010 and $15,981, respectively	929,850	859,986
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	41,749	52,602
Inventory	527,816	512,646
Deferred tax assets	65,399	65,457
Other current assets	141,690	143,564
Total current assets	9,928,943	10,046,056
Noncurrent Assets:
Restricted cash and marketable investment securities	80,684	82,780
Property and equipment, net (Note 6)	2,481,313	2,979,323
FCC authorizations	635,794	635,794
Other noncurrent assets, net (Note 4)	580,448	239,556
Total noncurrent assets	3,778,239	3,937,453
Total assets	13,707,182	13,983,509
Current Liabilities:
Trade accounts payable - other	222,303	257,950
Trade accounts payable - EchoStar	288,736	338,788
Deferred revenue and other	873,526	824,478
Accrued programming	1,497,796	1,238,610
Accrued interest	203,958	232,732
Other accrued expenses	417,500	457,775
Current portion of long-term debt and capital lease obligations	1,578,838	1,032,607
Total current liabilities	5,082,657	4,382,940
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion	11,771,780	12,577,410
Deferred tax liabilities	1,121,478	1,247,375
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	234,574	159,684
Total long-term obligations, net of current portion	13,127,832	13,984,469
Total liabilities	18,210,489	18,367,409
Commitments and Contingencies (Note 8)
Redeemable noncontrolling interest (Note 2)	21,408
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,259,311	1,300,101
Accumulated other comprehensive income (loss)	25,438	11,189
Accumulated earnings (deficit)	(5,812,093)	(5,697,772)
Total DISH DBS stockholder's equity (deficit)	(4,527,344)	(4,386,482)
Noncontrolling interest	2,629	2,582
Total stockholder's equity (deficit)	(4,524,715)	(4,383,900)
Total liabilities and stockholder's equity (deficit)	$ 13,707,182	$ 13,983,509